Label	Element	Value
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	$ 813,770
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	1,585,800
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	267,586
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	170,143
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	1,504,237
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	72,199
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	127,958
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	20,590
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	197,528
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member] | Lennon [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member] | Desai [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	130,154
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member] | Giacobello [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	689,005
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member] | Delaney [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	0
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Adjustment to Compensation Amount	ecd_AdjToCompAmt	$ 776,758